Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2022	Ps.	10,113	Ps.	28,109	Ps.	90,084	Ps.	16,563	Ps.	19,432	Ps.	10,736	Ps.	27,759	Ps.	1,051	Ps.	203,847
Additions (1)		447		774		8,237		939		4,124		15,597		2,669		397		33,184
Additions from business acquisitions		201		1,268		4,478		126		8		699		175		—		6,955
Changes in the fair value of past acquisitions		—		—		(68)		—		—		—		36		(19)		(51)
Transfer of completed projects in progress		159		1,571		4,794		2,485		645		(9,954)		290		10		—
Transfer (to)/from assets classified as held for sale		—		—		(107)		—		—		—		—		—		(107)
Disposals		(33)		(259)		(3,362)		(1,072)		(381)		(290)		(214)		(15)		(5,626)
Effects of changes in foreign exchange rates		(458)		(1,167)		(1,955)		(1,276)		(1,707)		(589)		641		(166)		(6,677)
Effects on the recognition of inflation effects		222		735		2,903		536		849		7		—		(2)		5,250
Cost as of December 31, 2022	Ps.	10,651	Ps.	31,031	Ps.	105,004	Ps.	18,301	Ps.	22,970	Ps.	16,206	Ps.	31,356	Ps.	1,256	Ps.	236,775
Cost as of January 1, 2023	Ps.	10,651	Ps.	31,031	Ps.	105,004	Ps.	18,301	Ps.	22,970	Ps.	16,206	Ps.	31,356	Ps.	1,256	Ps.	236,775
Additions (1)		135		319		9,193		855		2,782		18,376		4,572		566		36,798
Additions from business acquisitions		—		—		64		—		—		2		—		—		66
Business combinations from disposals		—		—		70		—		—		—		—		—		70
Changes in the fair value of past acquisitions		73		(15)		189		—		—		—		—		10		257
Transfer of completed projects in progress		558		1,582		6,008		2,346		2,110		(12,621)		3		14		—
Transfer to/(from) assets classified as held for sale		—		—		57		—		—		—		—		—		57
Disposals		(327)		(799)		(9,656)		(1,245)		(270)		(322)		(1,012)		(100)		(13,731)
Disposal of Envoy Solutions		—		—		(1,001)		—		—		(91)		(200)		(17)		(1,309)
Effects of changes in foreign exchange rates		(523)		(2,174)		(5,845)		(1,299)		(2,155)		(1,109)		(266)		(371)		(13,742)
Effects on the recognition of inflation effects		177		587		1,897		400		655		123		4		—		3,843
Cost as of December 31, 2023	Ps.	10,744	Ps.	30,531	Ps.	105,980	Ps.	19,358	Ps.	26,092	Ps.	20,564	Ps.	34,457	Ps.	1,358	Ps.	249,084

Cost as of January 1, 2024	Ps.	10,744	Ps.	30,531	Ps.	105,980	Ps.	19,358	Ps.	26,092	Ps.	20,564	Ps.	34,457	Ps.	1,358	Ps.	249,084
Additions (1)		1,738		1,073		8,659		3,506		2,619		23,661		5,775		407		47,438
Additions from business acquisitions		833		1,296		1,009		—		—		—		—		—		3,138
Transfer of completed projects in progress		348		948		(768)		9,029		2,215		(13,226)		199		1,255		—
Disposals		(106)		(362)		(3,513)		(1,077)		(455)		(260)		(104)		(213)		(6,090)
Effects of changes in foreign exchange rates		(131)		11		9,710		4,052		1,110		917		498		707		16,874
Effects on the recognition of inflation effects		278		978		3,142		813		1,325		188		—		—		6,724
Cost as of December 31, 2024	Ps.	13,704	Ps.	34,475	Ps.	124,219	Ps.	35,681	Ps.	32,906	Ps.	31,844	Ps.	40,825	Ps.	3,514	Ps.	317,168

(1)Total includes Ps. 3,756, Ps. 890 and Ps. 2,278 outstanding payment to suppliers, as of December 31, 2024, 2023 and 2022 respectively.
(2)Investments in fixed assets in progress are expected to be completed and transferred to other fixed assets categories within next twelve months.

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2022	Ps.	—	Ps.	(8,421)	Ps.	(46,262)	Ps.	(9,300)	Ps.	(12,674)	Ps.	4	Ps.	(11,532)	Ps.	(515)	Ps.	(88,700)
Depreciation for the year		—		(1,393)		(9,107)		(2,015)		(3,234)		—		(2,456)		(134)		(18,339)
Transfer to/(from) assets classified as held for sale		—		—		89		—		—		—		—		—		89
Disposals		—		217		3,319		936		305		—		248		12		5,037
Effects of changes in foreign exchange rates		—		298		745		860		1,274		—		(766)		144		2,555
Changes in value on the recognition of inflation effects		—		(244)		(2,034)		(354)		(745)		—		(5)		(34)		(3,416)
Accumulated Depreciation as of December 31, 2022	Ps.	—	Ps.	(9,543)	Ps.	(53,250)	Ps.	(9,873)	Ps.	(15,074)	Ps.	4	Ps.	(14,511)	Ps.	(527)	Ps.	(102,774)

Accumulated Depreciation as of January 1, 2023	Ps.	—	Ps.	(9,543)	Ps.	(53,250)	Ps.	(9,873)	Ps.	(15,074)	Ps.	4	Ps.	(14,511)	Ps.	(527)	Ps.	(102,774)
Depreciation for the year		—		(1,021)		(10,309)		(1,844)		(3,257)		—		(2,784)		(196)		(19,411)
Disposals		—		260		6,494		1,249		261		(4)		592		63		8,915
Transfer to/(from) assets classified as held for sale		—		—		(43)		—		—		—		—		—		(43)
Disposal of Envoy Solutions		—		—		344		—		—		—		70		(38)		376
Effects of changes in foreign exchange rates		—		708		3,898		793		1,783		—		398		241		7,821
Changes in value on the recognition of inflation effects		—		(218)		(1,265)		(291)		(649)		—		(2)		(13)		(2,438)
Accumulated Depreciation as of December 31, 2023	Ps.	—	Ps.	(9,814)	Ps.	(54,131)	Ps.	(9,966)	Ps.	(16,936)	Ps.	—	Ps.	(16,237)	Ps.	(470)	Ps.	(107,554)

Accumulated Depreciation as of January 1, 2024	Ps.	—	Ps.	(9,814)	Ps.	(54,131)	Ps.	(9,966)	Ps.	(16,936)	Ps.	—	Ps.	(16,237)	Ps.	(470)	Ps.	(107,554)
Depreciation for the year		—		(2,062)		(8,606)		(2,961)		(3,878)		—		(2,958)		(437)		(20,902)
Disposals		—		398		2,660		940		365		—		84		185		4,632
Effects of changes in foreign exchange rates		—		153		(7,739)		(2,728)		(819)		—		(332)		(213)		(11,678)
Changes in value on the recognition of inflation effects		—		(382)		(2,106)		(494)		(1,123)		—		(6)		(44)		(4,155)
Accumulated Depreciation as of December 31, 2024	Ps.	—	Ps.	(11,707)	Ps.	(69,922)	Ps.	(15,209)	Ps.	(22,391)	Ps.	—	Ps.	(19,449)	Ps.	(979)	Ps.	(139,657)

Carrying Amount	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
As of December 31, 2022	Ps.	10,651	Ps.	21,488	Ps.	51,754	Ps.	8,428	Ps.	7,896	Ps.	16,210	Ps.	16,845	Ps.	729	Ps.	134,001
As of December 31, 2023	Ps.	10,744	Ps.	20,717	Ps.	51,849	Ps.	9,392	Ps.	9,156	Ps.	20,564	Ps.	18,220	Ps.	888	Ps.	141,530
As of December 31, 2024	Ps.	13,704	Ps.	22,768	Ps.	54,297	Ps.	20,472	Ps.	10,515	Ps.	31,844	Ps.	21,376	Ps.	2,535	Ps.	177,511